Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	As of
	December 31, 2018	June 30, 2019
Cost:
Acquired right to operate an online audio/video content platform	96,129,761	96,129,761
Computer software	—	2,684,807

Total cost	96,129,761	98,814,568
Less: Accumulated amortization	(1,602,163)	(6,480,845)

Intangible assets, net	94,527,598	92,333,723